(28) FINANCE INCOME (COSTS) (Tables)	12 Months Ended
Dec. 31, 2017
Finance Income Costs Tables
Schedule of finance costs, net
	2017	2016	2015
Finance Income
Income from financial investments	457,255	667,429	472,745
Late payment interest and fines	265,455	246,045	215,923
Adjustment for inflation of tax credits	19,623	32,371	57,580
Adjustment for inflation of escrow deposits	49,502	35,228	84,683
Adjustment for inflation and exchange rate changes	60,999	147,849	121,609
Discount on purchase of ICMS credit	16,386	16,198	13,027
Adjustments to the sector financial asset (note 8)	-	32,747	162,786
PIS and COFINS on other finance income	(48,322)	(63,223)	(52,849)
PIS and COFINS on interest on capital	(27,798)	(2,324)	(6,941)
Other	87,214	88,182	74,685
Total	880,314	1,200,503	1,143,247

Finance expenses
Interest on debts	(1,661,060)	(1,811,263)	(1,725,252)
Adjustment for inflation and exchange rate changes	(540,053)	(703,128)	(686,575)
(-) Capitalized interest	50,543	68,082	45,568
Adjustments to the sector financial liability (note 8)	(82,333)	(25,079)	(1,573)
Use of public asset	(8,048)	(14,950)	(16,028)
Others	(126,917)	(167,638)	(167,250)
Total	(2,367,868)	(2,653,977)	(2,551,110)

Finance expenses, net	(1,487,554)	(1,453,474)	(1,407,863)

Interests were capitalized at an average rate of 8.54% p.a. (10.9% p.a. in 2016 and 10.25% p.a. in 2015) on qualifying assets, in accordance with IAS 23.

In line items Adjustment for inflation and exchange rate changes, the amounts include the effects of losses of R$235,852 (losses of R$ 1,399,988 in 2016 and gains of R$ 1,514,439 in 2015) on derivative instruments (note 33).